GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GOODWILL [Abstract]
Beginning balance	$ 37,029	$ 35,656
Foreign currency translation adjustments	(1,746)	1,373
Ending balance	$ 35,283	$ 37,029